SHAREHOLDERS' EQUITY (Schedule of Assumptions Used to Estimate Fair Value) (Details) - Employee [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Dividend yields	0.00%	0.00%
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	0.26%	1.35%
Volatility	41.09%	33.35%
Expected term (in years)	4 years	4 years 2 months 19 days
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest	1.14%	2.51%
Volatility	50.62%	34.32%
Expected term (in years)	4 years 14 days	4 years 3 months 3 days